SCHEDULE III - Real Estate Assets and Accumulated Depreciation - 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 578,096
Land	901,859
Buildings Improvements	2,533,704
Total Adjustment to Basis	(63,637)
Gross Amount at Which Carried	3,371,926	$ 2,530,311	$ 4,444,041	$ 4,564,592
Accumulated Depreciation	298,364	$ 243,122	$ 385,245	$ 334,476
10 Box Cost Plus: | Conway, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	733
Buildings Improvements	1,654
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,387
Accumulated Depreciation	170
10 Box Cost Plus: | Russellville, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	990
Buildings Improvements	1,470
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,460
Accumulated Depreciation	177
Aaron's Rents: | Arkadelphia, AR
Real Estate and Accumulated Depreciation [Line Items]
Land	183
Buildings Improvements	491
Total Adjustment to Basis	0
Gross Amount at Which Carried	674
Accumulated Depreciation	1
Academy Sports: | Cartersville, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	4,517
Buildings Improvements	4,574
Total Adjustment to Basis	0
Gross Amount at Which Carried	9,091
Accumulated Depreciation	7
Academy Sports: | Cookeville, TN
Real Estate and Accumulated Depreciation [Line Items]
Land
Buildings Improvements	23,847
Total Adjustment to Basis	73,371
Gross Amount at Which Carried	97,218
Accumulated Depreciation	11,933
Academy Sports: | Greenville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,968
Buildings Improvements	7,054
Total Adjustment to Basis	0
Gross Amount at Which Carried	9,022
Accumulated Depreciation	847
Academy Sports: | McDonough, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,846
Buildings Improvements	5,626
Total Adjustment to Basis	0
Gross Amount at Which Carried	7,472
Accumulated Depreciation	1,047
Academy Sports: | Valdosta, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,838
Land	2,482
Buildings Improvements	5,922
Total Adjustment to Basis	0
Gross Amount at Which Carried	8,404
Accumulated Depreciation	1,343
Actuant Campus: | Columbus, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	2,090
Buildings Improvements	14,633
Total Adjustment to Basis	0
Gross Amount at Which Carried	16,723
Accumulated Depreciation	19
Advance Auto Parts: | Fairmont, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	253
Buildings Improvements	868
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,121
Accumulated Depreciation	1
Advance Auto Parts: | Hampton,VA
Real Estate and Accumulated Depreciation [Line Items]
Land	645
Buildings Improvements	655
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,300
Accumulated Depreciation	1
Advance Auto Parts: | Mattoon, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	261
Buildings Improvements	1,063
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,324
Accumulated Depreciation	134
Advance Auto Parts: | Stratford,CT
Real Estate and Accumulated Depreciation [Line Items]
Land	755
Buildings Improvements	1,736
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,491
Accumulated Depreciation	2
Advance Auto Parts: | Willmar, MN
Real Estate and Accumulated Depreciation [Line Items]
Land	200
Buildings Improvements	1,279
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,479
Accumulated Depreciation	187
Albany Square: | Albany, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	4,600
Land	1,606
Buildings Improvements	7,113
Total Adjustment to Basis	373
Gross Amount at Which Carried	9,092
Accumulated Depreciation	1,610
Almeda Crossing: | Houston, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	4,738
Buildings Improvements	26,245
Total Adjustment to Basis	(8,732)
Gross Amount at Which Carried	22,251
Accumulated Depreciation	415
Aspen Dental: | Rogers,AR
Real Estate and Accumulated Depreciation [Line Items]
Land	289
Buildings Improvements	1,611
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,900
Accumulated Depreciation	2
At Home: | Pearland, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	3,663
Buildings Improvements	10,305
Total Adjustment to Basis	0
Gross Amount at Which Carried	13,968
Accumulated Depreciation	14
AutoZone: | Sheffield, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	815
Buildings Improvements	0
Total Adjustment to Basis	770
Gross Amount at Which Carried	1,585
Accumulated Depreciation	125
Bass Pro Shop: | Portage, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,428
Buildings Improvements	8,414
Total Adjustment to Basis	0
Gross Amount at Which Carried	9,842
Accumulated Depreciation	14
Bass Pro Shop: | Tallahassee, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	945
Buildings Improvements	5,713
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,658
Accumulated Depreciation	1,190
Beavercreek Shopping Center: | Beavercreek, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	5,504
Buildings Improvements	25,178
Total Adjustment to Basis	554
Gross Amount at Which Carried	31,236
Accumulated Depreciation	5,130
Becton Dickinson and Company | Broken Bow, NE
Real Estate and Accumulated Depreciation [Line Items]
Land	244
Buildings Improvements	1,733
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,977
Accumulated Depreciation	333
Bed Bath & Beyond/Golf Smith: | Schaumburg, IL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,300
Land	4,786
Buildings Improvements	6,149
Total Adjustment to Basis	(1,065)
Gross Amount at Which Carried	9,870
Accumulated Depreciation	458
BJ's Wholesale Club: | Fort Myers, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	5,331
Buildings Improvements	21,692
Total Adjustment to Basis	0
Gross Amount at Which Carried	27,023
Accumulated Depreciation	25
BJ's Wholesale Club: | Roanoke, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	4,509
Buildings Improvements	14,545
Total Adjustment to Basis	0
Gross Amount at Which Carried	19,054
Accumulated Depreciation	49
Blankenbaker Plaza: | Louisville, KY
Real Estate and Accumulated Depreciation [Line Items]
Land	4,861
Buildings Improvements	10,497
Total Adjustment to Basis	0
Gross Amount at Which Carried	15,358
Accumulated Depreciation	16
Bob Evans: | Akron, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	447
Buildings Improvements	1,537
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,984
Accumulated Depreciation	176
Bob Evans: | Anderson, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	912
Buildings Improvements	1,455
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,367
Accumulated Depreciation	170
Bob Evans: | Austintown, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	305
Buildings Improvements	1,426
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,731
Accumulated Depreciation	176
Bob Evans: | Birch Run, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	733
Buildings Improvements	1,192
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,925
Accumulated Depreciation	143
Bob Evans: | Blue Ash, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	628
Buildings Improvements	1,429
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,057
Accumulated Depreciation	190
Bob Evans: | Chardon, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	333
Buildings Improvements	682
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,015
Accumulated Depreciation	89
Bob Evans: | Chillicothe, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	557
Buildings Improvements	1,524
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,081
Accumulated Depreciation	182
Bob Evans: | Columbus, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	523
Buildings Improvements	1,376
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,899
Accumulated Depreciation	170
Bob Evans: | Dayton, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	325
Buildings Improvements	1,438
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,763
Accumulated Depreciation	182
Bob Evans: | Florence, KY
Real Estate and Accumulated Depreciation [Line Items]
Land	496
Buildings Improvements	1,876
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,372
Accumulated Depreciation	232
Bob Evans: | Gallipolis, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	529
Buildings Improvements	2,963
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,492
Accumulated Depreciation	3
Bob Evans: | Hagerstown, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	490
Buildings Improvements	2,789
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,279
Accumulated Depreciation	3
Bob Evans: | Holland, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	314
Buildings Improvements	1,367
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,681
Accumulated Depreciation	168
Bob Evans: | Huntersville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	751
Buildings Improvements	657
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,408
Accumulated Depreciation	78
Bob Evans: | Hurricane, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	297
Buildings Improvements	1,654
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,951
Accumulated Depreciation	185
Bob Evans: | Mansfield, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	495
Buildings Improvements	2,423
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,918
Accumulated Depreciation	3
Bob Evans: | Milford, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	271
Buildings Improvements	1,498
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,769
Accumulated Depreciation	186
Bob Evans: | Monroe, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	623
Buildings Improvements	2,177
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,800
Accumulated Depreciation	3
Bob Evans: | Monroeville, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,340
Buildings Improvements	848
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,188
Accumulated Depreciation	96
Bob Evans: | Nicholasville, KY
Real Estate and Accumulated Depreciation [Line Items]
Land	731
Buildings Improvements	693
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,424
Accumulated Depreciation	80
Bob Evans: | North Canton, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	859
Buildings Improvements	1,393
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,252
Accumulated Depreciation	172
Bob Evans: | Northwood, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	514
Buildings Improvements	2,760
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,274
Accumulated Depreciation	3
Bob Evans: | Peoria, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	620
Buildings Improvements	524
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,144
Accumulated Depreciation	1
Bob Evans: | Piqua, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	413
Buildings Improvements	2,187
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,600
Accumulated Depreciation	3
Bob Evans: | Ripley, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	269
Buildings Improvements	1,304
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,573
Accumulated Depreciation	156
Bob Evans: | Tipp City, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	554
Buildings Improvements	1,120
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,674
Accumulated Depreciation	142
Bob Evans: | Warsaw, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	684
Buildings Improvements	1,222
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,906
Accumulated Depreciation	145
Boston Commons: | Springfield, MA
Real Estate and Accumulated Depreciation [Line Items]
Land	3,101
Buildings Improvements	7,042
Total Adjustment to Basis	280
Gross Amount at Which Carried	10,423
Accumulated Depreciation	1,292
Bottom Dollar Grocery: | Ambridge, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	519
Buildings Improvements	2,985
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,504
Accumulated Depreciation	548
Brynwood Square: | Rockford, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,747
Buildings Improvements	11,393
Total Adjustment to Basis	0
Gross Amount at Which Carried	13,140
Accumulated Depreciation	25
Burger King: | Yukon, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	500
Buildings Improvements	1,141
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,641
Accumulated Depreciation	1
Burlington Coat Factory: | Bangor, ME
Real Estate and Accumulated Depreciation [Line Items]
Land	1,820
Buildings Improvements	2,549
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,369
Accumulated Depreciation	5
Cabela's: | Acworth, GA
Real Estate and Accumulated Depreciation [Line Items]
Land	4,979
Buildings Improvements	18,775
Total Adjustment to Basis	0
Gross Amount at Which Carried	23,754
Accumulated Depreciation	1,694
Cabela's: | Avon, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	2,755
Buildings Improvements	10,751
Total Adjustment to Basis	0
Gross Amount at Which Carried	13,506
Accumulated Depreciation	986
Cabela's: | La Vista, NE
Real Estate and Accumulated Depreciation [Line Items]
Land	3,260
Buildings Improvements	16,923
Total Adjustment to Basis	0
Gross Amount at Which Carried	20,183
Accumulated Depreciation	1,468
Cabela's: | Sun Prairie, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	3,373
Buildings Improvements	14,058
Total Adjustment to Basis	0
Gross Amount at Which Carried	17,431
Accumulated Depreciation	1,338
Caliber Collision Center: | Fredericksburg, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,807
Buildings Improvements	2,292
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,099
Accumulated Depreciation	32
Caliber Collision Center: | Frisco, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,484
Buildings Improvements	2,038
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,522
Accumulated Depreciation	369
Caliber Collision Center: | Lake Jackson,TX
Real Estate and Accumulated Depreciation [Line Items]
Land	800
Buildings Improvements	2,974
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,774
Accumulated Depreciation	4
Caliber Collision Center: | Las Cruces, NM
Real Estate and Accumulated Depreciation [Line Items]
Land	673
Buildings Improvements	1,949
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,622
Accumulated Depreciation	334
Caliber Collision Center: | Richmond, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,453
Buildings Improvements	3,323
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,776
Accumulated Depreciation	48
Caliber Collision Center: | San Antonio, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	691
Buildings Improvements	4,458
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,149
Accumulated Depreciation	6
Caliber Collision Center: | San Antonio, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	622
Buildings Improvements	832
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,454
Accumulated Depreciation	139
Caliber Collision Center: | Williamsburg, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,418
Buildings Improvements	2,800
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,218
Accumulated Depreciation	45
Caliber Collision Center: | Wylie, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	816
Buildings Improvements	2,690
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,506
Accumulated Depreciation	454
Camping World: | Fort Myers, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	3,226
Buildings Improvements	11,832
Total Adjustment to Basis	0
Gross Amount at Which Carried	15,058
Accumulated Depreciation	16
Camping World: | Pensacola, FL
Real Estate and Accumulated Depreciation [Line Items]
Land	2,152
Buildings Improvements	3,831
Total Adjustment to Basis	(1,307)
Gross Amount at Which Carried	4,676
Accumulated Depreciation	109
Canton Marketplace: | Canton, GA
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	31,801
Land	8,310
Buildings Improvements	48,667
Total Adjustment to Basis	930
Gross Amount at Which Carried	57,907
Accumulated Depreciation	12,023
Carlisle Crossing: | Carlisle, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	4,491
Buildings Improvements	15,817
Total Adjustment to Basis	41
Gross Amount at Which Carried	20,349
Accumulated Depreciation	2,943
Cash & Carry: | Salt Lake City, UT
Real Estate and Accumulated Depreciation [Line Items]
Land	863
Buildings Improvements	4,149
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,012
Accumulated Depreciation	5
Chase: | Hanover Township, NJ
Real Estate and Accumulated Depreciation [Line Items]
Land	2,192
Buildings Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,192
Accumulated Depreciation	0
Costco: | Tallahassee, FL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,146
Land	9,497
Buildings Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried	9,497
Accumulated Depreciation	0
Cottonwood Commons: | Albuquerque, NM
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	19,250
Land	4,986
Buildings Improvements	28,881
Total Adjustment to Basis	274
Gross Amount at Which Carried	34,141
Accumulated Depreciation	5,688
Coventry Crossing: | Coventry , RI
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	6,000
Land	3,462
Buildings Improvements	5,899
Total Adjustment to Basis	(2,292)
Gross Amount at Which Carried	7,069
Accumulated Depreciation	137
Crosspoint: | Hagerstown, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	12,285
Buildings Improvements	14,359
Total Adjustment to Basis	(971)
Gross Amount at Which Carried	25,673
Accumulated Depreciation	2,937
Crossroads Annex: | Lafayette, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,659
Buildings Improvements	7,091
Total Adjustment to Basis	0
Gross Amount at Which Carried	8,750
Accumulated Depreciation	1,431
Crossroads Commons: | Plover, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,000
Buildings Improvements	4,515
Total Adjustment to Basis	75
Gross Amount at Which Carried	5,590
Accumulated Depreciation	1,068
CVS: | San Antonio, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,893
Buildings Improvements	1,848
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,741
Accumulated Depreciation	339
CVS: | Arnold, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	2,043
Buildings Improvements	2,367
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,410
Accumulated Depreciation	429
CVS: | Asheville, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,108
Buildings Improvements	1,084
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,192
Accumulated Depreciation	248
CVS: | Austin, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,076
Buildings Improvements	3,475
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,551
Accumulated Depreciation	626
CVS: | Bloomington, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,620
Buildings Improvements	2,957
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,577
Accumulated Depreciation	536
CVS: | Blue Springs, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	395
Buildings Improvements	2,722
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,117
Accumulated Depreciation	493
CVS: | Bridgeton, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	2,056
Buildings Improvements	2,362
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,418
Accumulated Depreciation	428
CVS: | Charleston, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	869
Buildings Improvements	1,009
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,878
Accumulated Depreciation	232
CVS: | Chesapeake, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,044
Buildings Improvements	3,053
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,097
Accumulated Depreciation	564
CVS: | Chicago, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	1,832
Buildings Improvements	4,255
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,087
Accumulated Depreciation	829
CVS: | Cicero, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	487
Buildings Improvements	3,099
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,586
Accumulated Depreciation	561
CVS: | Corpus Christi, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	648
Buildings Improvements	2,557
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,205
Accumulated Depreciation	566
CVS: | Danville, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	424
Buildings Improvements	2,105
Total Adjustment to Basis	76
Gross Amount at Which Carried	2,605
Accumulated Depreciation	371
CVS: | Eminence, KY
Real Estate and Accumulated Depreciation [Line Items]
Land	872
Buildings Improvements	2,511
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,383
Accumulated Depreciation	449
CVS: | Goose Creek, SC
Real Estate and Accumulated Depreciation [Line Items]
Land	1,022
Buildings Improvements	1,980
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,002
Accumulated Depreciation	355
CVS: | Greenwood, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	912
Buildings Improvements	3,549
Total Adjustment to Basis	61
Gross Amount at Which Carried	4,522
Accumulated Depreciation	671
CVS: | Hanover Township, NJ
Real Estate and Accumulated Depreciation [Line Items]
Land	4,746
Buildings Improvements	0
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,746
Accumulated Depreciation	0
CVS: | Hazlet, NJ
Real Estate and Accumulated Depreciation [Line Items]
Land	3,047
Buildings Improvements	3,610
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,657
Accumulated Depreciation	650
CVS: | Honesdale, PA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,206
Buildings Improvements	3,342
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,548
Accumulated Depreciation	620
CVS: | Independence, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	359
Buildings Improvements	2,242
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,601
Accumulated Depreciation	407
CVS: | Indianapolis, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	1,110
Buildings Improvements	2,484
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,594
Accumulated Depreciation	450
CVS: | Irving, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	745
Buildings Improvements	3,034
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,779
Accumulated Depreciation	640
CVS: | Janesville, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	736
Buildings Improvements	2,545
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,281
Accumulated Depreciation	460
CVS: | Katy, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	1,149
Buildings Improvements	2,462
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,611
Accumulated Depreciation	436
CVS: | Lincoln, NE
Real Estate and Accumulated Depreciation [Line Items]
Land	2,534
Buildings Improvements	3,014
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,548
Accumulated Depreciation	544
CVS: | London, KY
Real Estate and Accumulated Depreciation [Line Items]
Land	1,445
Buildings Improvements	2,661
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,106
Accumulated Depreciation	499
CVS: | Middletown, NY
Real Estate and Accumulated Depreciation [Line Items]
Land	665
Buildings Improvements	5,483
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,148
Accumulated Depreciation	979
CVS: | North Wilkesboro, NC
Real Estate and Accumulated Depreciation [Line Items]
Land	332
Buildings Improvements	2,369
Total Adjustment to Basis	73
Gross Amount at Which Carried	2,774
Accumulated Depreciation	435
CVS: | Poplar Bluff, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	1,861
Buildings Improvements	2,211
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,072
Accumulated Depreciation	402
CVS: | Riverton, NJ
Real Estate and Accumulated Depreciation [Line Items]
Land	1,217
Buildings Improvements	5,553
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,770
Accumulated Depreciation	6
CVS: | Salem, NH
Real Estate and Accumulated Depreciation [Line Items]
Land	3,456
Buildings Improvements	2,351
Total Adjustment to Basis	0
Gross Amount at Which Carried	5,807
Accumulated Depreciation	421
CVS: | Sand Springs, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	1,765
Buildings Improvements	2,283
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,048
Accumulated Depreciation	416
CVS: | Santa Fe, NM
Real Estate and Accumulated Depreciation [Line Items]
Land	2,243
Buildings Improvements	4,619
Total Adjustment to Basis	0
Gross Amount at Which Carried	6,862
Accumulated Depreciation	823
CVS: | Sedalia, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	466
Buildings Improvements	2,318
Total Adjustment to Basis	0
Gross Amount at Which Carried	2,784
Accumulated Depreciation	421
CVS: | St. John, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	1,546
Buildings Improvements	2,601
Total Adjustment to Basis	0
Gross Amount at Which Carried	4,147
Accumulated Depreciation	471
CVS: | Temple Hills, MD
Real Estate and Accumulated Depreciation [Line Items]
Land	1,817
Buildings Improvements	2,989
Total Adjustment to Basis	71
Gross Amount at Which Carried	4,877
Accumulated Depreciation	552
CVS: | Vineland, NJ
Real Estate and Accumulated Depreciation [Line Items]
Land	813
Buildings Improvements	2,926
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,739
Accumulated Depreciation	546
CVS: | Waynesboro, VA
Real Estate and Accumulated Depreciation [Line Items]
Land	986
Buildings Improvements	2,708
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,694
Accumulated Depreciation	490
CVS: | West Monroe, LA
Real Estate and Accumulated Depreciation [Line Items]
Land	1,738
Buildings Improvements	2,136
Total Adjustment to Basis	0
Gross Amount at Which Carried	3,874
Accumulated Depreciation	389
Darien Towne Center: | Darien, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	6,718
Buildings Improvements	11,951
Total Adjustment to Basis	915
Gross Amount at Which Carried	19,584
Accumulated Depreciation	3,143
Decatur Commons: | Decatur, AL
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	7,000
Land	2,478
Buildings Improvements	9,333
Total Adjustment to Basis	860
Gross Amount at Which Carried	12,671
Accumulated Depreciation	2,066
Derby Marketplace: | Derby, KS
Real Estate and Accumulated Depreciation [Line Items]
Land	3,169
Buildings Improvements	6,494
Total Adjustment to Basis	0
Gross Amount at Which Carried	9,663
Accumulated Depreciation	12
Dick's Petsmart Center: | Oshkosh, WI
Real Estate and Accumulated Depreciation [Line Items]
Land	1,445
Buildings Improvements	6,599
Total Adjustment to Basis	(1,722)
Gross Amount at Which Carried	6,322
Accumulated Depreciation	138
Dick's Sporting Goods: | Oklahoma City, OK
Real Estate and Accumulated Depreciation [Line Items]
Land	685
Buildings Improvements	10,587
Total Adjustment to Basis	0
Gross Amount at Which Carried	11,272
Accumulated Depreciation	2,371
Dollar General: | Akron, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	112
Buildings Improvements	1,099
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,211
Accumulated Depreciation	221
Dollar General: | Columbus, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	279
Buildings Improvements	1,248
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,527
Accumulated Depreciation	251
Dollar General: | Athens, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	270
Buildings Improvements	1,364
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,634
Accumulated Depreciation	2
Dollar General: | Autaugaville, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	103
Buildings Improvements	951
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,054
Accumulated Depreciation	2
Dollar General: | Bluefield, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	290
Buildings Improvements	1,135
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,425
Accumulated Depreciation	2
Dollar General: | Buffalo, NY
Real Estate and Accumulated Depreciation [Line Items]
Land	122
Buildings Improvements	1,099
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,221
Accumulated Depreciation	177
Dollar General: | Charleston, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	340
Buildings Improvements	1,184
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,524
Accumulated Depreciation	2
Dollar General: | Charleston, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	370
Buildings Improvements	1,135
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,505
Accumulated Depreciation	2
Dollar General: | Charleston, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	341
Buildings Improvements	1,039
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,380
Accumulated Depreciation	2
Dollar General: | Collinsville, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	194
Buildings Improvements	1,003
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,197
Accumulated Depreciation	2
Dollar General: | Des Moines, IA
Real Estate and Accumulated Depreciation [Line Items]
Land	166
Buildings Improvements	943
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,109
Accumulated Depreciation	188
Dollar General: | Elmwood, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	173
Buildings Improvements	941
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,114
Accumulated Depreciation	2
Dollar General: | Glouster, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	220
Buildings Improvements	1,276
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,496
Accumulated Depreciation	2
Dollar General: | Houston (Gears), TX
Real Estate and Accumulated Depreciation [Line Items]
Land	255
Buildings Improvements	1,393
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,648
Accumulated Depreciation	259
Dollar General: | Huntington, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	260
Buildings Improvements	1,182
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,442
Accumulated Depreciation	2
Dollar General: | Huntington, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	240
Buildings Improvements	1,276
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,516
Accumulated Depreciation	2
Dollar General: | Junction City, OH
Real Estate and Accumulated Depreciation [Line Items]
Land	171
Buildings Improvements	847
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,018
Accumulated Depreciation	1
Dollar General: | Kansas City, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	283
Buildings Improvements	1,068
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,351
Accumulated Depreciation	207
Dollar General: | Kansas City, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	233
Buildings Improvements	1,054
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,287
Accumulated Depreciation	202
Dollar General: | Lansing, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	232
Buildings Improvements	939
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,171
Accumulated Depreciation	157
Dollar General: | Lineville, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	257
Buildings Improvements	1,217
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,474
Accumulated Depreciation	2
Dollar General: | Logansport, IN
Real Estate and Accumulated Depreciation [Line Items]
Land	181
Buildings Improvements	977
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,158
Accumulated Depreciation	2
Dollar General: | Mission, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	182
Buildings Improvements	858
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,040
Accumulated Depreciation	146
Dollar General: | Mobile, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	410
Buildings Improvements	1,059
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,469
Accumulated Depreciation	219
Dollar General: | Moundridge, KS
Real Estate and Accumulated Depreciation [Line Items]
Land	415
Buildings Improvements	526
Total Adjustment to Basis	0
Gross Amount at Which Carried	941
Accumulated Depreciation	1
Dollar General: | Parchment, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	168
Buildings Improvements	1,162
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,330
Accumulated Depreciation	193
Dollar General: | Pipestone, MN
Real Estate and Accumulated Depreciation [Line Items]
Land	204
Buildings Improvements	1,034
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,238
Accumulated Depreciation	2
Dollar General: | Pueblo, CO
Real Estate and Accumulated Depreciation [Line Items]
Land	144
Buildings Improvements	909
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,053
Accumulated Depreciation	187
Dollar General: | Ridgeley, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	211
Buildings Improvements	1,157
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,368
Accumulated Depreciation	2
Dollar General: | Romulus, MI
Real Estate and Accumulated Depreciation [Line Items]
Land	274
Buildings Improvements	1,171
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,445
Accumulated Depreciation	205
Dollar General: | Russell, KS
Real Estate and Accumulated Depreciation [Line Items]
Land	54
Buildings Improvements	899
Total Adjustment to Basis	0
Gross Amount at Which Carried	953
Accumulated Depreciation	156
Dollar General: | Selma, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	164
Buildings Improvements	858
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,022
Accumulated Depreciation	1
Dollar General: | Semmes, AL
Real Estate and Accumulated Depreciation [Line Items]
Land	196
Buildings Improvements	952
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,148
Accumulated Depreciation	2
Dollar General: | Sissonville, WV
Real Estate and Accumulated Depreciation [Line Items]
Land	261
Buildings Improvements	1,088
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,349
Accumulated Depreciation	2
Dollar General: | Spring, TX
Real Estate and Accumulated Depreciation [Line Items]
Land	277
Buildings Improvements	1,132
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,409
Accumulated Depreciation	213
Dollar General: | Springfield, IL
Real Estate and Accumulated Depreciation [Line Items]
Land	205
Buildings Improvements	934
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,139
Accumulated Depreciation	153
Dollar General: | St. Louis, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	229
Buildings Improvements	1,102
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,331
Accumulated Depreciation	207
Dollar General: | St. Louis, MO
Real Estate and Accumulated Depreciation [Line Items]
Land	240
Buildings Improvements	1,118
Total Adjustment to Basis	0
Gross Amount at Which Carried	1,358
Accumulated Depreciation	$ 208